Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000273896 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000273896 | 750940108 | Ralliant Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273896 | 247361702 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273896 | G8060N102 | Sensata Technologies Holding PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273896 | 000957100 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273896 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273896 | 74834L100 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273896 | 369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273896 | 89417E109 | Travelers Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000273896 | 98956P102 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000273896 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000273896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000273896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000273896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000273896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000273896 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000273896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000273896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000273896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000273896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000273896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000273897 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000273897 | 750940108 | Ralliant Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273897 | 247361702 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273897 | G8060N102 | Sensata Technologies Holding PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273897 | 000957100 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273897 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273897 | 74834L100 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273897 | 369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273897 | 89417E109 | Travelers Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000273897 | 98956P102 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000273897 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000273897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000273897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000273897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000273897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000273897 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000273897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000273897 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000273897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000273897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000273897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000273895 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000273895 | 750940108 | Ralliant Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273895 | 247361702 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273895 | G8060N102 | Sensata Technologies Holding PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273895 | 000957100 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273895 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000273895 | 74834L100 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273895 | 369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273895 | 89417E109 | Travelers Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000273895 | 98956P102 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000273895 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000273895 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000273895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000273895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000273895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000273895 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000273895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000273895 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000273895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000273895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000273895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%